Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	Sep. 06, 2019	Mar. 11, 2019	May 10, 2018	Jun. 30, 2020	Dec. 31, 2019	Aug. 12, 2019	Jun. 04, 2019	Dec. 31, 2018	Dec. 28, 2017
Loss Contingencies [Line Items]
Amount awarded to other party		$ 30.0	$ 30.0
Other current assets				$ 180.6	$ 180.7			$ 141.9
Loss contingency, damages sought	$ 34.5
Loss contingency, range of possible loss, portion not accrued				31.7
Energy Labs
Loss Contingencies [Line Items]
Business combination, contingent consideration arrangements, range of outcomes, value, low									$ 0.0
Business combination, contingent consideration arrangements, range of outcomes, value, high									$ 34.5
Business combination, contingent consideration, liability							$ 0.0
Indemnification Agreement
Loss Contingencies [Line Items]
Other current assets				96.5
Bladeroom Group Limited, Et Al
Loss Contingencies [Line Items]
Loss contingency accrual				96.5
Energy Labs
Loss Contingencies [Line Items]
Loss contingency accrual				$ 2.8	$ 2.8			$ 2.8
Surety Bond
Loss Contingencies [Line Items]
Estimate of possible loss						$ 116.1